Separate information on the main office, parent entity and joint action agreements (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Separate information on the main office, parent entity and joint action agreements [Line Items]
Assets	$ 11,495,569	$ 10,778,837	$ 10,819,101
Liabilities	(6,297,502)	(6,301,408)	(5,887,100)
Total equity	5,198,067	4,477,429	$ 4,932,001	$ 3,215,971
Parent
Separate information on the main office, parent entity and joint action agreements [Line Items]
Assets	9,794,433	8,824,362
Liabilities	(4,633,614)	(4,383,163)
Total equity	$ 5,160,819	$ 4,441,199